Certain Relationships and Related Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 29, 2017 USD ($) Location	Apr. 30, 2016 USD ($)	May 02, 2015 USD ($)
Transactions with Third Party [Line Items]
Net effect of overpayment of construction expenses and underpayment of base rent			$ 418
Corporate Office
Transactions with Third Party [Line Items]
Number of location leased | Location	2
Annual rent	$ 9,637	$ 7,784	6,834
Office And Warehouse Facilities
Transactions with Third Party [Line Items]
Annual rent		456	262
Ownership interest by related parties	50.00%
Payment for rent		179
Proceeds from rent		174
MBS
Transactions with Third Party [Line Items]
Sales of books	$ 0	2	619
Commission outstanding	$ 480	183
Supply agreement term	10 years
Purchases of books and others	$ 8,328	7,092	14,594
MBS | B&N.com
Transactions with Third Party [Line Items]
Commission earned	198	268	316
Payment for commissions	47	68	91
TXTB and MBS Direct | B&N.com
Transactions with Third Party [Line Items]
Payment for commissions	645	515	429
Outstanding amounts payable	5	0
LR Enterprises
Transactions with Third Party [Line Items]
Aircraft time-sharing and operating costs	$ 153	63	155
Argix
Transactions with Third Party [Line Items]
Ownership interest by related parties	20.00%
Freight and transportation costs		$ 19,102	$ 47,536